Property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	$ 8,342
Depreciation of property and equipment	4,993	$ 2,479
Property, plant and equipment at end of period	16,456	8,342
Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,173
Property, plant and equipment at end of period	888	1,173
Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	578
Property, plant and equipment at end of period	633	578
Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	2,019
Property, plant and equipment at end of period	3,983	2,019
Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	4,572
Property, plant and equipment at end of period	10,952	4,572
Gross carrying amount
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	17,847	15,015
Additions	11,404	1,691
Acquired through business combinations	1,703	1,141
Disposals	(3,916)
Property, plant and equipment at end of period	27,038	17,847
Gross carrying amount | Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	2,177	1,848
Additions	19	15
Acquired through business combinations	308	314
Disposals	(190)
Property, plant and equipment at end of period	2,314	2,177
Gross carrying amount | Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	1,759	1,754
Additions	461	5
Acquired through business combinations	0	0
Disposals	(245)
Property, plant and equipment at end of period	1,975	1,759
Gross carrying amount | Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	6,460	4,620
Additions	3,564	1,259
Acquired through business combinations	1,122	581
Disposals	(1,949)
Property, plant and equipment at end of period	9,197	6,460
Gross carrying amount | Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	7,451	6,793
Additions	7,360	412
Acquired through business combinations	273	246
Disposals	(1,532)
Property, plant and equipment at end of period	13,552	7,451
Accumulated depreciation, amortisation and impairment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(9,505)	(7,026)
Depreciation of property and equipment	4,993	2,479
Disposals	3,916
Property, plant and equipment at end of period	(10,582)	(9,505)
Accumulated depreciation, amortisation and impairment | Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,004)	(763)
Depreciation of property and equipment	612	241
Disposals	190
Property, plant and equipment at end of period	(1,426)	(1,004)
Accumulated depreciation, amortisation and impairment | Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(1,181)	(1,031)
Depreciation of property and equipment	406	150
Disposals	245
Property, plant and equipment at end of period	(1,342)	(1,181)
Accumulated depreciation, amortisation and impairment | Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(4,441)	(3,355)
Depreciation of property and equipment	2,722	1,086
Disposals	1,949
Property, plant and equipment at end of period	(5,214)	(4,441)
Accumulated depreciation, amortisation and impairment | Leasehold improvements
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Property, plant and equipment at beginning of period	(2,879)	(1,877)
Depreciation of property and equipment	1,253	1,002
Disposals	1,532
Property, plant and equipment at end of period	$ (2,600)	$ (2,879)